FAIR VALUE OF FINANCIAL INSTRUMENTS - Gains Losses on RE Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Gain (loss) on settlement of investments, net	$ 17,369		$ 232,897
OTTI	(5,222)		(19,359)
Measured on a Recurring Basis | Level 3 Inputs
Gain (loss) on settlement of investments, net	5,367		10,196
Other income (loss), net	1,168
OTTI	(1,422)		(18,803)
Total	5,113	[1],[2]	(8,607)	[1],[2]
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period

[1]	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
[2]	These gains (losses) are recorded in the following line items in the consolidated statements of income: (See Schedule of gains losses on fair value of RE securities).